Summary of Significant Accounting Policies (Accounts Receivable/Deferred Rent Receivable) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ 6.4	$ 6.6
Provision for doubtful accounts	$ 1.4	$ 0.6	$ 0.6